Investments in Associates - Non-insurance associates and joint ventures (Details) $ / shares in Units, € in Millions, $ in Millions, ₨ in Billions, රු in Billions														3 Months Ended			12 Months Ended
	Feb. 20, 2025 USD ($) installment	Jan. 23, 2025 USD ($) shares	Jan. 23, 2025 EUR (€) shares	Dec. 20, 2024	Dec. 19, 2024	Nov. 01, 2024 USD ($) shares	Nov. 01, 2024 $ / shares	Dec. 12, 2023 USD ($)	Dec. 11, 2023 USD ($)	Jun. 21, 2023 USD ($)	Mar. 28, 2023 $ / shares	Mar. 01, 2023 USD ($) $ / shares	Jan. 12, 2023 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 $ / shares shares	Dec. 31, 2024 USD ($) shares entity	Dec. 31, 2024 EUR (€) shares entity	Dec. 31, 2023 USD ($)	Dec. 31, 2023 INR (₨)	Dec. 31, 2017 USD ($)	Jan. 01, 2025	Dec. 31, 2024 EUR (€)	Mar. 31, 2024 LKR (රු)
Investments in Associates
Sales of investments in associates																	$ 682.7		$ 818.6
Share of profit (loss) of associates																	956.3		1,022.2
Investments in associates, at fair value																	8,144.8		$ 7,553.2
Stelco Holdings Inc.
Investments in Associates
Realized gain on sale of investments						$ 343.7
Sale price per share | $ / shares							$ 60
Number of shares of acquiring entity to be received for each share of associate entity sold | shares						0.454
Total consideration received from sale of interests in associates						$ 638.1
Peak Achievement Athletics, Inc.
Investments in Associates
Ownership percentage				100.00%	42.60%
Blizzard Vacatia | Purchase of Interest in Associate
Investments in Associates
Percentage of interests acquired																						50.00%
Fairfax India | IIFL Finance
Investments in Associates
Ownership percentage																			15.10%	15.10%
Percentage of interest sold																			7.10%	7.10%
Realized gain on sale of investments																			$ 88.6
Proceeds from sale of equity interest																			177.3	₨ 14.7
Non-insurance associates and joint ventures
Investments in Associates
Dividend received																	409.8		220.4
Share of profit (loss) of associates																	898.6		941.5
Non-insurance associates and joint ventures | Marval Guru Fund
Investments in Associates
Investment in managed fund														$ 100.4							$ 50.0
Non-insurance associates and joint ventures | Eurobank
Investments in Associates
Dividend received																	$ 127.9	€ 118.2
Ownership percentage									34.10%
Cash consideration									$ 82.0
Non-insurance associates and joint ventures | Eurobank | Sale of Interest in Associate
Investments in Associates
Ownership percentage		32.30%	32.30%
Number of shares sold | shares		80,000,000	80,000,000
Percentage of interest sold		2.20%	2.20%
Sales of investments in associates		$ 190.8	€ 183.5
Realized gain on sale of investments		$ 40.0
Non-insurance associates and joint ventures | Quess
Investments in Associates
Share of profit (loss) of associates																			(47.0)
Non-cash impairment charge																			$ 52.8
Non-insurance associates and joint ventures | John Keells Holdings PLC
Investments in Associates
Ownership percentage															19.50%
Voting rights held in associate															24.50%
Investments in associates, at fair value															$ 175.3									රු 54.3
Non-insurance associates and joint ventures | Atlas Corp
Investments in Associates
Sales of investments in associates													$ 78.7
Sale price per share | $ / shares											$ 15.5
Number of shares owned by a related party | shares																678,021
Percentage of ownership interest held by related party																0.30%
Non-insurance associates and joint ventures | Poseidon Corp.
Investments in Associates
Number of shares acquired by Fairfax | shares																678,021
Cash consideration for acquisition of shares, per share | $ / shares																$ 15.5
Non-insurance associates and joint ventures | Resolute
Investments in Associates
Realized gain on sale of investments												$ 44.2
Sale price per share | $ / shares												$ 20.5
Total consideration received from sale of interests in associates												$ 665.6
CVR per share value | $ / shares												$ 1.42
Fair value of shares included in sale of associate												$ 120.7
Non-insurance associates and joint ventures | IIFL Finance
Investments in Associates
Ownership percentage																			15.10%	15.10%
Percentage of interest sold																			7.10%	7.10%
Realized gain on sale of investments																			$ 88.6
Proceeds from sale of equity interest																			177.3	₨ 14.7
Realized remeasurement gain on reclassification of equity method investment to FVTPL																			204.2
Non-insurance associates and joint ventures | Albingia SA
Investments in Associates
Percentage of interest to be acquired																	33.00%						33.00%
Expected amount of purchase consideration																	$ 216.0						€ 209.0
Non-insurance associates and joint ventures | Fairfax India | Bangalore Airport
Investments in Associates
Ownership percentage								64.00%		57.00%
Cash consideration for acquisition of shares								$ 175.0		$ 75.0
Percentage of interests acquired								7.00%		3.00%
Non-insurance associates and joint ventures | Fairfax India | Bangalore Airport | Purchase of Interest in Associate
Investments in Associates
Ownership percentage	74.00%
Cash consideration for acquisition of shares	$ 255.0
Percentage of interests acquired	10.00%
Number of Installments | installment	3
Non-insurance associates and joint ventures | India
Investments in Associates
Share of profit (loss) of associates																	$ 52.4		$ 106.9
Non-insurance associates and joint ventures | India | Quess
Investments in Associates
Ownership percentage																	34.60%	34.60%	34.70%	34.70%
Share of profit (loss) of associates																	$ 10.4		$ (47.0)
Non-insurance associates and joint ventures | India | Quess | Demerger
Investments in Associates
Number of separate units formed | entity																	3	3
Number of Shares to be Received for Each Share Held | shares																	1	1
Non-insurance associates and joint ventures | India | Bangalore Airport
Investments in Associates
Ownership percentage																	64.00%	64.00%	64.00%	64.00%
Share of profit (loss) of associates																	$ 27.4		$ 16.0
Non-insurance associates and joint ventures | India | IIFL Finance
Investments in Associates
Share of profit (loss) of associates																			45.1
Non-insurance associates and joint ventures | Real estate
Investments in Associates
Share of profit (loss) of associates																	(9.7)		(7.4)
Non-insurance associates and joint ventures | Other
Investments in Associates
Share of profit (loss) of associates																	$ 855.9		$ 842.0
Non-insurance associates and joint ventures | Other | Eurobank
Investments in Associates
Ownership percentage																	34.40%	34.40%	34.10%	34.10%
Share of profit (loss) of associates																	$ 515.0		$ 437.7
Non-insurance associates and joint ventures | Other | Stelco Holdings Inc.
Investments in Associates
Ownership percentage																			23.60%	23.60%
Share of profit (loss) of associates																	18.3		$ 23.7
Non-insurance associates and joint ventures | Other | Peak Achievement Athletics, Inc.
Investments in Associates
Ownership percentage																			42.60%	42.60%
Share of profit (loss) of associates																	$ 57.0		$ 23.3
Non-insurance associates and joint ventures | Other | Poseidon Corp.
Investments in Associates
Ownership percentage																	43.30%	43.30%	43.40%	43.40%
Share of profit (loss) of associates																	$ 212.6		$ 149.6